Property, Plant and Equipment - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 10,450